Goodwill and Other Intangible Assets (Notes)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill in each of the Company’s reportable segments for the fiscal years ended September 30, 2016 and 2015 were as follows (in millions):

	September 30, 2014	Business Acquisitions	Business Divestitures	Currency Translation and Other	September 30, 2015
Building Efficiency
Systems and Service North America	$982	$—	$(2)	$(2)	$978
Products North America	1,688	34	(14)	(7)	1,701
Asia	414	—	—	(25)	389
Rest of World	345	—	—	(35)	310
Power Solutions	1,142	—	—	(60)	1,082
Total	$4,571	$34	$(16)	$(129)	$4,460

	September 30, 2015	Business Acquisitions	Business Divestitures	Currency Translation and Other	September 30, 2016
Buildings
Building Efficiency
Systems and Service North America	$978	$—	$(3)	$—	$975
Products North America	1,701	—	(3)	(1)	1,697
Asia	389	253	—	15	657
Rest of World	310	5	(13)	(1)	301
Tyco	—	16,364	—	(56)	16,308
Power Solutions	1,082	—	—	4	1,086
Total	$4,460	$16,622	$(19)	$(39)	$21,024

In connection with the Tyco Merger, the Company recorded goodwill of $16,363 million based on the preliminary purchase price allocation. Refer to Note 2, "Merger Transaction," of the notes to consolidated financial statements for additional information.

At September 30, 2014, accumulated goodwill impairment charges included $47 million related to the Building Efficiency Rest of World - Latin America reporting unit. There were no goodwill impairments resulting from fiscal 2016 and 2015 annual impairment tests. Except for recent acquisitions which are recorded at fair value, no reporting unit was determined to be at risk of failing step one of the goodwill impairment test.

At October 1, 2015, the Company assessed goodwill for impairment in the Building Efficiency business due to the change in reportable segments as described in Note 19, "Segment Information," of the notes to consolidated financial statements. As a result, the Company performed impairment testing for goodwill under the new segments and determined that the estimated fair value of each reporting unit substantially exceeded its corresponding carrying amount including recorded goodwill, and as such, no impairment existed at October 1, 2015. No reporting unit was determined to be at risk of failing step one of the goodwill impairment test.

During fiscal 2014, as a result of operating results, restructuring actions and expected future profitability, the Company's forecasted cash flow estimates used in the goodwill assessment were negatively impacted as of September 30, 2014 for the Building Efficiency Rest of World - Latin America reporting unit. As a result, the Company concluded that the carrying value of the Building Efficiency Rest of World - Latin America reporting unit exceeded its fair value as of September 30, 2014. The Company recorded a goodwill impairment charge of $47 million in the fourth quarter of fiscal 2014, which was determined by comparing the carrying value of the reporting unit's goodwill with the implied fair value of goodwill for the reporting unit. The Building Efficiency Rest of World - Latin America reporting unit has no remaining goodwill at September 30, 2016 and 2015.

The assumptions included in the impairment tests require judgment, and changes to these inputs could impact the results of the calculations. Other than management's projections of future cash flows, the primary assumptions used in the impairment tests were the weighted-average cost of capital and long-term growth rates. Although the Company's cash flow forecasts are based on assumptions that are considered reasonable by management and consistent with the plans and estimates management is using to operate the underlying businesses, there are significant judgments in determining the expected future cash flows attributable to a reporting unit. The impairment charges are non-cash expenses recorded within restructuring and impairment costs on the consolidated statements of income and did not adversely affect the Company's debt position, cash flow, liquidity or compliance with financial covenants.

The Company’s other intangible assets, primarily from business acquisitions valued based on independent appraisals, consisted of (in millions):

	September 30, 2016			September 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets
Technology	$1,528	$(24)	$1,504	$53	$(48)	$5
Customer relationships	3,168	(226)	2,942	875	(168)	707
Miscellaneous	519	(130)	389	236	(103)	133
Total amortized intangible assets	5,215	(380)	4,835	1,164	(319)	845
Unamortized intangible assets
Trademarks/trade names	2,555	—	2,555	542	—	542
Miscellaneous	150	—	150	—	—	—
	2,705	—	2,705	542	—	542
Total intangible assets	$7,920	$(380)	$7,540	$1,706	$(319)	$1,387

Refer to Note 2, "Merger Transaction," of the notes to consolidated financial statements for additional information of intangibles recorded as a result of the Tyco Merger.

Amortization of intangible assets included within continuing operations for the fiscal years ended September 30, 2016, 2015 and 2014 was $116 million, $74 million and $61 million, respectively. Excluding the impact of any future acquisitions, the Company anticipates amortization for fiscal 2017, 2018, 2019, 2020 and 2021 will be approximately $537 million, $424 million, $407 million, $398 million and $390 million, respectively. Excluding the nonrecurring amortization expense impact of select Tyco intangible assets, the Company expects its fiscal 2017 amortization expense to be $430 million. There were no indefinite lived intangible asset impairments resulting from fiscal 2016, 2015 and 2014 annual impairment tests.